Intangible assets, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 116,768	$ 118,749
Less: accumulated amortization	(100,371)	(90,585)
Intangible assets, net	$ 16,397	$ 28,164